Cover	Sep. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2025
Entity File Number	333-263020
Entity Registrant Name	KHEOBA CORP.
Entity Central Index Key	0001909770
Entity Tax Identification Number	98-1636812
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	KHEOBA CORP.
Entity Address, Address Line Two	60 Kaki Bukit Pl
Entity Address, Address Line Three	09-12 Eunos Techpark
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	415,979
City Area Code	65
Local Phone Number	8805 3151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true